UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Jan. 03, 2021
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED QUARTERLY FINANCIAL DATA

22.    UNAUDITED QUARTERLY FINANCIAL DATA

	Successor		Predecessor
(in thousands, except share data)	From September 28, 2020 through January 3, 2021	From August 29, 2020 through September 27, 2020	From June 29, 2020 through August 28, 2020	From March 30, 2020 through June 28, 2020	From December 30, 2019 through March 29, 2020
Net revenue	$246,276	$79,372	$168,656	$241,977	$228,029
Operating income (loss)	221	(1,179)	3,117	17,451	12,213
Net (loss) income	(13,619)	(2,431)	(4,824)	6,552	1,692
Net (loss) income attributable to controlling interest	(7,968)	(111)	(4,824)	6,552	1,692
Earnings per common share attributable to:
Basic and Diluted Class A share	$(0.13)	$—

	Predecessor
	Thirteen weeks ended
(in thousands)	December 29, 2019	September 29, 2019	June 30, 2019	March 31, 2019
Net revenue	$201,756	$199,628	$188,432	$178,412
Operating (loss) income	(13,803)	24,882	18,494	9,173
Net (loss) income	(23,989)	10,323	2,917	(2,615)
Net (loss) income attributable to controlling interest	(24,654)	9,600	2,202	(3,320)